Sharon Tomko
Talcott Resolution Law Group
Talcott Resolution Life Insurance Company
1 Griffin Road North
Windsor, CT 06095-1512
Tel. 1-860-791-0119
sharon.tomko@talcottresolution.com

May 5, 2021

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Division of Investment Management

Re:    Union Security Insurance Company Variable Account D:
File No. 333-43799    EmPower
File No. 033-37577    Masters
Masters+
File No. 033-19421    Opportunity
Opportunity+
File No. 333-65233    Triple Crown
File No. 033-63935    TDF Waterhouse

Union Security Life Insurance Company of New York Separate Account A:
File No. 033-71686    Masters
File No. 333-20343    TD Waterhouse

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.    The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.    The text of the Registrants’ most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 29, 2021.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 791-0119.

Very truly yours,

Sharon Tomko
PM, Registered Product Filings
Enclosure